DERIVATIVES (Details)	12 Months Ended				12 Months Ended							12 Months Ended																			12 Months Ended
	Dec. 31, 2014 EUR (€)	Dec. 31, 2013 EUR (€)	Dec. 31, 2012 EUR (€)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 Interest rate swaps and cross currency interest rate swap EUR (€)	Dec. 31, 2013 Interest rate swaps and cross currency interest rate swap EUR (€)	Dec. 31, 2012 Interest rate swaps and cross currency interest rate swap EUR (€)	Dec. 31, 2014 Cross currency interest rate swaps EUR (€)		Dec. 31, 2013 Cross currency interest rate swaps EUR (€)		Dec. 31, 2014 Financial Futures EUR (€)		Dec. 31, 2013 Financial Futures EUR (€)		Dec. 31, 2012 Financial Futures EUR (€)	Dec. 31, 2014 Foreign exchange swaps EUR (€)		Dec. 31, 2013 Foreign exchange swaps EUR (€)		Dec. 31, 2012 Foreign exchange swaps EUR (€)	Dec. 31, 2014 Forward rate agreements EUR (€)		Dec. 31, 2013 Forward rate agreements EUR (€)		Dec. 31, 2012 Forward rate agreements EUR (€)	Dec. 31, 2014 Interest rate swaps EUR (€)		Dec. 31, 2013 Interest rate swaps EUR (€)		Dec. 31, 2014 Options EUR (€)		Dec. 31, 2013 Options EUR (€)		Dec. 31, 2012 Options EUR (€)	Dec. 31, 2014 Outright foreign exchange forwards EUR (€)		Dec. 31, 2013 Outright foreign exchange forwards EUR (€)		Dec. 31, 2012 Outright foreign exchange forwards EUR (€)	Dec. 31, 2014 Credit Derivatives EUR (€)		Dec. 31, 2013 Credit Derivatives EUR (€)		Dec. 31, 2012 Credit Derivatives EUR (€)	Dec. 31, 2014 Other EUR (€)		Dec. 31, 2013 Other EUR (€)		Dec. 31, 2012 Other EUR (€)
Credit Value Adjustment [Abstract]
Credit Value Adjustment Cumulative Gain	€ 81,000,000	€ 30,000,000	€ 77,000,000
Cash And securities collateral posted by the Group	1,590,000,000	1,447,000,000
Cash collateral received	1,351,000,000	941,000,000
OTC two day cash settlement	17,000,000	7,000,000
Potential maximun loss for the credit contracts sold	457,000,000	693,000,000
Notional amount of warrant instrument linked to Greek GDP	2,900,000,000	3,500,000,000
Fair value of warrant instrument linked to Greek GDP	20,000,000	41,000,000
Written guarantee on credit contract	322,000,000
Duration of credit contract	25 years
Fair value of credit contracts	4,000,000
Maximum Percentage of the notional held for any reference date	1.00%
Derivative Assets [Abstract]
Contract / Notional amount	43,769,000,000	41,644,000,000						8,794,000,000	[1]	8,432,000,000	[1]	395,000,000	[1]	864,000,000	[1]		3,980,000,000	[1]	1,085,000,000	[1]		148,000,000	[1]	4,000,000	[1]		19,975,000,000	[1]	20,686,000,000	[1]	6,216,000,000	[1]	6,105,000,000	[1]		1,103,000,000	[1]	765,000,000	[1]		0	[1]	0	[1]		3,158,000,000	[1]	3,703,000,000	[1]
Fair value	5,943,000,000	3,671,000,000		6,634,000,000				1,180,000,000	[1]	1,092,000,000	[1]	3,000,000	[1]	1,000,000	[1]		54,000,000	[1]	13,000,000	[1]		4,000,000	[1]	3,000,000	[1]		4,481,000,000	[1]	2,351,000,000	[1]	174,000,000	[1]	128,000,000	[1]		25,000,000	[1]	39,000,000	[1]		0	[1]	0	[1]		22,000,000	[1]	44,000,000	[1]
Derivative Liabilities [Abstract]
Contract / Notional amount	39,948,000,000	33,614,000,000						7,437,000,000	[1]	4,561,000,000	[1]	992,000,000	[1]	185,000,000	[1]		3,258,000,000	[1]	3,783,000,000	[1]		80,000,000	[1]	35,000,000	[1]		22,069,000,000	[1]	21,719,000,000	[1]	4,364,000,000	[1]	2,342,000,000	[1]		1,426,000,000	[1]	667,000,000	[1]		322,000,000	[1]	322,000,000	[1]
Fair value	6,263,000,000	3,032,000,000		6,991,000,000				585,000,000	[1]	319,000,000	[1]	1,000,000	[1]	4,000,000	[1]		53,000,000	[1]	108,000,000	[1]		0	[1]	0	[1]		5,375,000,000	[1]	2,473,000,000	[1]	219,000,000	[1]	88,000,000	[1]		26,000,000	[1]	37,000,000	[1]		4,000,000	[1]	3,000,000	[1]
Gains Losses On Derivative Instruments [Abstract]
Net gains/(losses)	€ (1,323,000,000)	€ 644,000,000	€ (1,141,000,000)		€ (1,573,000,000)	€ 697,000,000	€ (945,000,000)					€ (38,000,000)		€ (9,000,000)		€ (76,000,000)	€ 205,000,000		€ (34,000,000)		€ (42,000,000)	€ 0		€ (1,000,000)		€ (3,000,000)					€ (33,000,000)		€ 68,000,000		€ (6,000,000)	€ 126,000,000		€ (71,000,000)		€ (68,000,000)	€ (2,000,000)		€ 24,000,000		€ (26,000,000)	€ (8,000,000)		€ (30,000,000)		€ 25,000,000

[1]	Includes both long and short derivative positions.